SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2020
Geographic Areas, Revenues from External Customers [Abstract]
SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION

NOTE 17:-SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION

a.The Company applies ASC topic 280, "Segment Reporting", ("ASC 820"). The Company operates in one reportable segment (see Note 1a for a brief description of the Company's business). The total revenues are attributed to geographic areas based on the location of the end customer.

b.The following tables present total revenues for the years ended December 31, 2018, 2019 and 2020 and long-lived assets as of December 31, 2019 and 2020:

	Year ended December 31,
	2018	2019	2020
Revenues:

North America	$41,384	$42,474	$38,165
Europe	38,919	42,439	44,832
Africa	23,690	25,614	23,497
Asia-Pacific and Middle East	47,320	53,948	47,677
India	131,201	49,748	62,047
Latin America	61,360	71,360	46,663

	$343,874	$285,583	$262,881

Property and equipment, net:

	December 31,
	2019	2020

Israel	$29,165	$26,423
Others	5,700	5,325
	$34,865	$31,748

F - 46

CERAGON NETWORKS LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share data)

NOTE 17:-SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION (Cont.)

c.Major customer data as a percentage of total revenues:

In 2020, the company had revenues from a single customer that represent group of affiliated companies equaling 22.1% of total revenues. In 2019 the Company had revenues from two customers that represents two groups of affiliated companies equaling 14.0% and 11.8% of total revenues. In 2018, the Company had revenues from a single customer that accounted for approximately 21.1% and from a customer that represents group of affiliated companies equaling 19.6% of total revenues.